STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
STOCK-BASED COMPENSATION
Schedule of grant of stock options

	December 31, 2021
	Outstanding Options		Options Exercisable
		Weighted Average		Weighted Average
Exercise	Number	Remaining	Number	Remaining
Price	Outstanding	Contractual life	Outstanding	Contractual life
$0.010	6,890,341	8.70	643,753	8.14
$0.080	318,239	5.43	300,549	5.39
$0.140	99,959	0.73	99,959	0.73
$0.350	71,507	1.86	71,507	1.86
$0.540	1,641,129	2.45	1,641,129	2.45
$0.620	3,283,033	3.01	3,283,033	3.01
$1.380	620,637	3.79	620,637	3.79
$1.410	5,362,160	4.06	5,362,160	4.06
$1.810	495,275	3.93	495,275	3.93
$2.740	5,534,285	8.13	2,531,209	8.01
$2.800	5,334,695	5.94	5,123,696	5.94
$2.850	1,360,598	6.73	1,235,549	6.71
$2.850	47,000	9.69	11,750	9.69
$2.900	7,359,646	7.02	5,171,048	6.97
$3.020	3,436,058	5.08	3,436,058	5.08
$3.070	879,566	7.46	551,738	7.40
$3.900	1,184,889	8.84	352,049	8.56
$7.870	983,552	9.10	—	—
$9.990	37,600	9.69	—	—
	44,940,169	6.31	30,931,099	5.39

NOTE 14 – STOCK-BASED COMPENSATION (continued)

	December 31, 2020
	Outstanding Options		Options Exercisable
		Weighted Average		Weighted Average
Exercise	Number	Remaining Contractual	Number	Remaining Contractual
Price	Outstanding	life	Outstanding	life
$0.01	2,825,937	9.21	—	—
$0.02	513,826	0.32	513,826	0.32
$0.08	460,701	4.78	372,251	4.22
$0.14	389,035	1.97	389,035	1.97
$0.35	148,050	2.86	148,050	2.86
$0.54	2,843,996	3.34	2,843,996	3.34
$0.62	3,799,325	4.05	3,799,325	4.05
$1.38	979,480	4.95	979,480	4.95
$1.41	5,880,952	4.95	5,880,952	4.95
$1.81	706,880	5.46	706,880	5.46
$2.74	6,291,514	9.23	3,883,167	5.78
$2.80	6,052,744	6.85	4,247,210	6.74
$2.85	1,743,275	7.67	971,053	7.61
$2.90	8,120,490	8.03	3,602,295	7.92
$3.02	4,189,177	5.82	365,953	8.47
$3.07	1,095,617	8.53	193,875	9.21
$3.90	1,413,760	9.95	—	—
	47,454,759	6.70	28,897,348	5.45

Schedule of the weighted-average assumptions used to estimate the fair value of the stock options

	Year Ended December 31,
	2021	2020
Expected term (in years)	5.19-6.11	5.86-6.5
Risk-free interest rate	0.61%-1.08%	0.45% -0.93%
Dividend yield	None	None
Volatility rate	50%	45%
Weighted average fair value of options at grant date	$7.131	$3.158

Schedule of options to purchase shares of common stock activity under our equity incentive plans

The following table presents a summary of stock option activity for the year ended December 31, 2021:

		Weighted	Weighted
		Average	Average
		Exercise	Remaining	Aggregate
		Price per	Contractual	Intrinsic
	Shares	Share	Term	Value
Outstanding December 31, 2020	47,454,726	$3.92	$6.70	$83,639
Granted	5,685,264	$1.46	—	—
Exercised	(2,976,620)	$1.86	—	—
Settled in cash	(3,395,817)	$1.32	—	—
Expired	—	—	—	—
Forfeited	(1,827,384)	$2.14	—	—
Outstanding December 31, 2021	44,940,169	$4.01	$6.31	$232,538

Exercisable December 31, 2021	30,931,098	$2.12	$5.39	$161,762

Schedule of RSUs activity

The following table summarizes the RSUs activity under the 2017 Plan and the 2021 Plan as of December 31, 2021:

		Weighted
		Average
		Grant Date
	Units	Fair Value
Outstanding December 31, 2020	1,721,572	$5.17
Awarded	9,105,563	$9.00
Settled in Cash	(440)	$2.74
Vested	(775,111)	$3.49
Forfeited	(326,557)	$8.59
Outstanding December 31, 2021	9,725,027	$8.76

Schedule of stock-based compensation expense

	December 31,
	2021	2020	2019
Other operating expenses	$8,194	$3,033	$2,596
Research and development expenses	6,012	1,536	1,717
Sales and marketing expenses	10,916	1,995	1,715
General and administrative expenses	11,890	4,329	3,507
Total stock-based compensation	$37,012	$10,893	$9,535